Other receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Other receivables

Note 13. Other receivables

	As of June 30,	As of December 31,
(SEK in thousand)	2026	2025
Value Added Tax receivables	36,637	34,485
Receivables from suppliers	25,943	22,176
Income tax receivables	4,666	3,781
Other	2,919	16,323
Total other receivables	70,165	76,764

Note 18. Other receivables

	As of December 31,
(SEK in thousands)	2025	2024
Value Added Tax receivables	34,485	17,360
Receivables from suppliers	22,176	40,263
Income tax receivable	3,781	-
Other	16,323	4,202
Total other receivables	76,764	61,824